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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings
                                         entries.
Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number:    28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adrian Bruengger

Title:   SIGNING AUTHORITY
         ----------------
Phone:   41 (01) 267 67 00

Signature, Place, and Date of Signing:   /s/   ADRIAN BRUENGGER
                                         ---------------------------------------
                                         Schaffhausen, Switzerland, November 12,
                                         2003


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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

      Name

      Biotech Focus N.V.

      Biotech Invest N.V.

      Biotech Target N.V.

      Biotech Growth N.V.


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $1,195,302
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Name

      1     Biotech Focus N.V.

      2     Biotech Invest N.V.

      3     Biotech Target N.V.

      4     Biotech Growth N.V.


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                                 BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2    COLUMN 3     COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8
      --------        --------    --------     --------          --------           --------   --------           --------
                       TITLE                    VALUE       SHS OR    SH/   PUT/    INVESTMENT OTHER           VOTING AUTHORITY
   NAME OF ISSUER     OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN   CALL    DISCRETION MANAGERS      SOLE    SHARED  NONE
   --------------     --------      -----      --------     -------   ---   ----    ---------- --------      ----    ------  ----

Amgen Inc.              COM       031162100     429,058    6,650,000   SH            DEFINED      1       6,650,000   NONE   NONE

Celgene Corp.           COM       151020104      64,950    1,500,000   SH            DEFINED      2       1,500,000   NONE   NONE

Cell Therapeutics,      COM       150934107       8,490      750,000   SH            DEFINED      3         750,000   NONE   NONE
Inc.

Durect Corporation      COM       266605104       7,238    2,254,957   SH            DEFINED      3       2,254,957   NONE   NONE

IDEC Pharmaceuticals    COM       449370105     174,932    5,254,800   SH            DEFINED      1       5,254,800   NONE   NONE

IDEC Pharmaceuticals  LYON ZERO   449370AD7      24,675    42,000,000 PRN            DEFINED      1       42,000,000  NONE   NONE
                        CPN

Inspire                 COM       457733103      17,290    1,000,000   SH            DEFINED      3       1,000,000   NONE   NONE
Pharmaceuticals

Ligand                  COM       53220K207      12,900    1,000,000   SH            DEFINED      2       1,000,000   NONE   NONE
Pharmaceuticals

MedImmune               COM       584699102     264,240    8,000,000   SH            DEFINED      1       8,000,000   NONE   NONE

Pozen, Inc.             COM       73941U102      49,728    2,800,000   SH            DEFINED      3       2,800,000   NONE   NONE

Serono SA               ADR       81752M101       8,190      500,000   SH            DEFINED      1         500,000   NONE   NONE

Shire                   ADR       82481R106      24,310    1,100,000   SH            DEFINED      1       1,100,000   NONE   NONE
Pharmaceuticals
Group PLC

The Medicines           COM       584688105     104,425    4,024,075   SH            DEFINED      4       4,024,075   NONE   NONE
Company

Virologic               COM       92823R201       4,876    3,638,705   SH            DEFINED      3       3,638,705   NONE   NONE